SCHEDULE OF INVESTMENTS
Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Communication Services

Alternative Carriers – 1.9%
CommScope Finance LLC:
5.500%, 3-1-24(A)	$289	$298
6.000%, 3-1-26(A)	150	159
Zayo Group Holdings, Inc., 6.125%, 3-1-28(A)	230	235
		692
Broadcasting – 3.7%
Clear Channel Outdoor Holdings, Inc., 5.125%, 8-15-27(A)	187	192
Nexstar Escrow, Inc., 5.625%, 7-15-27(A)	311	330
Sirius XM Radio, Inc., 4.125%, 7-1-30(A)	170	172
TEGNA, Inc., 5.000%, 9-15-29	216	227
Terrier Media Buyer, Inc., 8.875%, 12-15-27(A)	120	130
Univision Communications, Inc.:
6.625%, 6-1-27(A)	100	108
4.500%, 5-1-29(A)	162	164
		1,323
Cable & Satellite – 3.9%
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.125%, 5-1-27(A)	397	417
4.750%, 3-1-30(A)	250	265
CSC Holdings LLC:
5.750%, 1-15-30(A)	257	267
4.625%, 12-1-30(A)	219	215
DISH DBS Corp., 5.125%, 6-1-29(A)	150	148
Radiate Holdco LLC and Radiate Finance, Inc., 6.500%, 9-15-28(A)	100	105
		1,417
Integrated Telecommunication Services – 2.6%
CenturyLink, Inc., 5.125%, 12-15-26(A)	92	96
Frontier Communications Corp.:
5.875%, 10-15-27(A)	100	107
5.000%, 5-1-28(A)	180	186
Level 3 Financing, Inc., 4.250%, 7-1-28(A)	100	102
Sprint Corp., 7.625%, 3-1-26	225	275
Windstream Escrow LLC, 7.750%, 8-15-28(A)	150	155
		921
Movies & Entertainment – 2.5%
iHeartCommunications, Inc., 8.375%, 5-1-27	145	155
Lions Gate Capital Holdings LLC, 5.500%, 4-15-29(A)	150	158
Netflix, Inc.:
4.875%, 4-15-28	150	175
5.875%, 11-15-28	320	393
		881

Publishing – 0.4%
Meredith Corp., 6.875%, 2-1-26	140	146

Wireless Telecommunication Service – 1.0%
T-Mobile USA, Inc.:
4.750%, 2-1-28	100	107
3.500%, 4-15-31	235	244
		351
Total Communication Services - 16.0%		5,731
Consumer Discretionary

Apparel Retail – 0.7%
Gap, Inc. (The), 8.875%, 5-15-27	119	138
L Brands, Inc., 6.625%, 10-1-30(A)	110	127
		265

Auto Parts & Equipment – 0.8%
Panther BF Aggregator 2 L.P., 8.500%, 5-15-27(A)	250	273

Automobile Manufacturers – 2.4%
Ford Motor Co., 9.000%, 4-22-25	550	679
Tesla, Inc. (GTD by SolarCity Corp.), 5.300%, 8-15-25(A)	173	179
		858

Automotive Retail – 0.7%
Allison Transmission, Inc., 3.750%, 1-30-31(A)	250	246

Casinos & Gaming – 4.1%
Colt Merger Sub, Inc.:
6.250%, 7-1-25(A)	440	467
8.125%, 7-1-27(A)	190	212
Golden Nugget, Inc., 6.750%, 10-15-24(A)	175	177
MGM Growth Properties Operating Partnership L.P. and MGP Finance Co-Issuer, Inc., 5.625%, 5-1-24	110	119
Mohegan Tribal Gaming Authority (The), 8.000%, 2-1-26(A)	115	120
Scientific Games International, Inc. (GTD by Scientific Games Corp.):
5.000%, 10-15-25(A)	365	378
8.250%, 3-15-26(A)	10	11
		1,484

Department Stores – 0.5%
NMG Holding Co. and Nieman Marcus Group LLC, 7.125%, 4-1-26(A)	150	160

Hotels, Resorts & Cruise Lines – 2.7%
Carnival Corp.:
11.500%, 4-1-23(A)	100	113
5.750%, 3-1-27(A)	436	457
NCL Corp. Ltd., 5.875%, 3-15-26(A)	197	207

Royal Caribbean Cruises Ltd., 5.500%, 4-1-28(A)	186	195
		972

Leisure Facilities – 1.2%
Diamond Sports Group LLC and Diamond Sports Finance Co. (GTD by Diamond Sports Intermediate Holdings LLC):
5.375%, 8-15-26(A)	440	286
6.625%, 8-15-27(A)	100	49
Live Nation Entertainment, Inc.,
6.500%, 5-15-27(A)	100	111
		446
Restaurants – 2.0%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc., 4.000%, 10-15-30(A)	270	262
Aramark Services, Inc. (GTD by Aramark Corp.), 5.000%, 2-1-28(A)	310	325
YUM! Brands, Inc., 3.625%, 3-15-31	137	136
		723
Specialized Consumer Services – 0.3%
Nielsen Finance LLC and Nielsen Finance Co., 5.625%, 10-1-28(A)	100	106

Specialty Stores – 2.2%
Magic MergerCo, Inc., 7.875%, 5-1-29(A)	100	103
PetSmart, Inc. and PetSmart Finance Corp.:
4.750%, 2-15-28(A)	294	306
7.750%, 2-15-29(A)	100	110
Staples, Inc.:
7.500%, 4-15-26(A)	101	105
10.750%, 4-15-27(A)	175	178
		802
Total Consumer Discretionary - 17.6%		6,335
Consumer Staples

Agricultural Products – 0.6%
NBM U.S. Holdings, Inc., 7.000%, 5-14-26(A)	200	216

Food Distributors – 0.2%
Performance Food Group, Inc., 5.500%, 10-15-27(A)	65	68

Food Retail – 0.8%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC, 4.625%, 1-15-27(A)	280	293

Packaged Foods & Meats – 1.7%
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.), 6.500%, 4-15-29(A)	250	281
Post Holdings, Inc.:
4.625%, 4-15-30(A)	35	36
4.500%, 9-15-31(A)	277	277
		594
Total Consumer Staples - 3.3%		1,171
Energy

Integrated Oil & Gas – 0.8%
Occidental Petroleum Corp.,
2.900%, 8-15-24	282	289

Oil & Gas Equipment & Services – 0.9%
Brand Energy & Infrastructure Services, Inc., 8.500%, 7-15-25(A)	100	102
Weatherford International Ltd. (GTD by Weatherford International plc and Weatherford International LLC), 11.000%, 12-1-24	209	218
		320
Oil & Gas Exploration & Production – 3.8%
Continental Resources, Inc., 5.750%, 1-15-31(A)	160	192
Crownrock L.P., 5.625%, 10-15-25(A)	160	166
Endeavor Energy Resources L.P., 5.750%, 1-30-28(A)	100	107
EQT Corp., 7.875%, 2-1-25(B)	300	350
Matador Resources Co., 5.875%, 9-15-26	320	330
Targa Resources Partners L.P.:
4.875%, 2-1-31(A)	105	114
4.000%, 1-15-32(A)	100	103
		1,362
Oil & Gas Refining & Marketing – 1.1%
CITGO Petroleum Corp., 7.000%, 6-15-25(A)	100	104
Comstock Resources, Inc., 6.750%, 3-1-29(A)	150	160
PBF Holding Co. LLC, 9.250%, 5-15-25(A)	130	131
		395
Oil & Gas Storage & Transportation – 3.1%
Cheniere Energy Partners L.P., 4.000%, 3-1-31(A)	202	211
Cheniere Energy, Inc., 4.625%, 10-15-28(A)	100	106
EQM Midstream Partners L.P., 4.750%, 1-15-31(A)	180	186
New Fortress Energy, Inc.:
6.750%, 9-15-25(A)	100	102
6.500%, 9-30-26(A)	197	202
NGL Energy Partners L.P. and NGL Energy Finance Corp., 7.500%, 2-1-26(A)	280	294
		1,101
Total Energy - 9.7%		3,467
Financials

Consumer Finance – 1.7%
OneMain Finance Corp.:
6.125%, 3-15-24	185	199
7.125%, 3-15-26	95	111

Quicken Loans LLC and Quicken Loans Co-Issuer, Inc., 3.875%, 3-1-31(A)	112	113
Quicken Loans, Inc., 5.250%, 1-15-28(A)	170	179
		602
Financial Exchanges & Data – 1.0%
MSCI, Inc.:
4.000%, 11-15-29(A)	14	15
3.875%, 2-15-31(A)	330	343
		358
Insurance Brokers – 0.5%
NFP Corp., 6.875%, 8-15-28(A)	175	185

Life & Health Insurance – 0.4%
Alliant Holdings Intermediate LLC and Alliant Holdings Co-Issuer, Inc., 6.750%, 10-15-27(A)	140	147

Other Diversified Financial Services – 0.6%
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp., 6.250%, 5-15-26	200	212

Property & Casualty Insurance – 0.4%
Hub International Ltd., 7.000%, 5-1-26(A)	150	156

Specialized Finance – 1.5%
Banff Merger Sub, Inc., 9.750%, 9-1-26(A)	60	63
Compass Group Diversified Holdings LLC, 5.250%, 4-15-29(A)	150	156
MidCap Financial Issuer Trust, 6.500%, 5-1-28	150	157
Tempo Acquisition LLC and Tempo Acquisition Finance Corp., 6.750%, 6-1-25(A)	150	153
		529
Total Financials - 6.1%		2,189
Health Care

Health Care Equipment – 0.4%
Avantor Funding, Inc., 4.625%, 7-15-28(A)	150	159

Health Care Facilities – 6.5%
Community Health Systems, Inc.:
8.000%, 3-15-26(A)	145	156
5.625%, 3-15-27(A)	255	273
DaVita, Inc.:
4.625%, 6-1-30(A)	330	340
3.750%, 2-15-31(A)	200	192
HCA, Inc. (GTD by HCA Holdings, Inc.), 5.625%, 9-1-28	484	574
MEDNAX, Inc., 6.250%, 1-15-27(A)	100	106
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc., 9.750%, 12-1-26(A)	125	135
Select Medical Corp., 6.250%, 8-15-26(A)	129	138
Tenet Healthcare Corp., 6.125%, 10-1-28(A)	380	406
		2,320

Health Care Services – 0.5%
Envision Healthcare Corp., 8.750%, 10-15-26(A)	195	137
IQVIA, Inc., 5.000%, 5-15-27(A)	50	52
		189
Health Care Technology – 1.2%
Change Healthcare Holdings, Inc., 5.750%, 3-1-25(A)	156	159
MPH Acquisition Holdings LLC, 5.750%, 11-1-28(A)	105	106
Verscend Holding Corp., 9.750%, 8-15-26(A)	150	158
		423
Pharmaceuticals – 3.1%
Bausch Health Cos., Inc., 8.500%, 1-31-27(A)	250	272
Endo Designed Activity Co., Endo Finance LLC and Endo Finco, Inc., 6.000%, 6-30-28(A)	150	101
IMS Health, Inc., 5.000%, 10-15-26(A)	201	209
Organon Finance 1 LLC, 5.125%, 4-30-31(A)	226	233
Par Pharmaceutical, Inc., 7.500%, 4-1-27(A)	300	307
		1,122
Total Health Care - 11.7%		4,213
Industrials

Aerospace & Defense – 4.2%
Bombardier, Inc., 7.875%, 4-15-27(A)	330	342
Howmet Aerospace, Inc., 6.875%, 5-1-25	150	175
Spirit AeroSystems, Inc. (GTD by Spirit AeroSystems Holdings, Inc.), 7.500%, 4-15-25(A)	100	107
TransDigm, Inc. (GTD by TransDigm Group, Inc.), 6.250%, 3-15-26(A)	850	898
		1,522
Air Freight & Logistics – 0.9%
XPO Logistics, Inc.:
6.750%, 8-15-24(A)	200	208
6.250%, 5-1-25(A)	110	117
		325
Airlines – 3.5%
American Airlines, Inc. and AAdvantage Loyalty IPLtd. (GTD by American Airlines Group, Inc.):
5.500%, 4-20-26(A)	350	371
5.750%, 4-20-29(A)	307	332
Hawaiian Brand Intellectual Property Ltd. and HawaiianMiles Loyalty Ltd., 5.750%, 1-20-26(A)	207	223
United Airlines, Inc., 4.625%, 4-15-29(A)	323	335
		1,261
Construction Machinery & Heavy Trucks – 0.6%
Navistar International Corp. (GTD by Navistar, Inc.), 6.625%, 11-1-25(A)	197	204

Diversified Support Services – 1.0%
United Rentals (North America), Inc. (GTD by United Rentals, Inc.), 4.875%, 1-15-28	350	372

Electrical Components & Equipment – 1.0%
WESCO Distribution, Inc.:
7.125%, 6-15-25(A)	100	108
7.250%, 6-15-28(A)	210	234
		342
Environmental & Facilities Services – 0.4%
Madison IAQ LLC, 5.875%, 6-30-29(A)	150	153

Office Services & Supplies – 0.4%
Xerox Corp., 4.125%, 3-15-23	130	136

Security & Alarm Services – 1.2%
Allied Universal Holdco LLC, 6.625%, 7-15-26(A)	100	106
Prime Security Services Borrower LLC and Prime Finance, Inc., 5.750%, 4-15-26(A)	300	332
		438
Trading Companies & Distributors – 0.3%
H&E Equipment Services, Inc., 3.875%, 12-15-28(A)	100	98

Trucking – 1.4%
Herc Holdings, Inc., 5.500%, 7-15-27(A)	170	180
Uber Technologies, Inc.:
8.000%, 11-1-26(A)	275	297
7.500%, 9-15-27(A)	10	11
		488
Total Industrials - 14.9%		5,339

Information Technology

Application Software – 1.8%
Black Knight InfoServ LLC, 3.625%, 9-1-28(A)	100	100
Clarivate Science Holdings Corp., 4.875%, 6-30-29(A)	150	154
SS&C Technologies Holdings, Inc., 5.500%, 9-30-27(A)	280	297
Veritas U.S., Inc. and Veritas Bermuda Ltd., 7.500%, 9-1-25(A)	105	110
		661

Data Processing & Outsourced Services – 0.7%
Exela Intermediate LLC and Exela Finance, Inc., 10.000%, 7-15-23(A)	120	79
Square, Inc., 2.750%, 6-1-26(A)	151	154
		233

Semiconductors – 0.4%
Microchip Technology, Inc., 4.250%, 9-1-25	150	158

Total Information Technology - 2.9%		1,052

Materials

Aluminum – 1.1%
Novelis Corp. (GTD by Novelis, Inc.):
5.875%, 9-30-26(A)	70	73
4.750%, 1-30-30(A)	309	325
		398
Commodity Chemicals – 1.3%
NOVA Chemicals Corp.:

4.875%, 6-1-24(A)	215	227
5.250%, 6-1-27(A)	96	104
SCIH Salt Holdings, Inc., 4.875%, 5-1-28(A)	150	150
		481
Diversified Metals & Mining – 1.1%
First Quantum Minerals Ltd.:
7.250%, 4-1-23(A)	140	143
6.875%, 10-15-27(A)	230	251
		394
Metal & Glass Containers – 1.5%
Ball Corp., 2.875%, 8-15-30	150	147
BWAY Holding Co.:
5.500%, 4-15-24(A)	323	327
7.250%, 4-15-25(A)	60	59
		533
Paper Packaging – 0.3%
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A., 4.000%, 10-15-27(A)	100	99

Specialty Chemicals – 0.3%
Tronox, Inc., 4.625%, 3-15-29	100	101

Total Materials - 5.6%		2,006

Real Estate

Hotel & Resort REITs – 1.3%
Hilton Domestic Operating Co., Inc.:
4.000%, 5-1-31(A)	100	101
3.625%, 2-15-32(A)	370	366
		467
Specialized REITs – 4.1%
Iron Mountain, Inc., 4.500%, 2-15-31(A)	260	264
SBA Communications Corp., 3.125%, 2-1-29(A)	345	333
Uniti Group L.P., Uniti Fiber Holdings, Inc., Uniti Group Finance 2019, Inc. and CSL Capital LLC (GTD by Uniti Group, Inc.), 7.875%, 2-15-25(A)	500	537
VICI Properties L.P. and VICI Note Co., Inc., 4.125%, 8-15-30(A)	320	329
		1,463

Total Real Estate - 5.4%		1,930
Utilities

Electric Utilities – 2.9%
Calpine Corp.:
4.500%, 2-15-28(A)	100	102
5.125%, 3-15-28(A)	200	204
FirstEnergy Corp., Series C, 4.850%, 7-15-47	130	156
NRG Energy, Inc., 6.625%, 1-15-27	256	265
Vistra Operations Co. LLC:
5.625%, 2-15-27(A)	205	213
5.000%, 7-31-27(A)	100	103
		1,043
Multi-Utilities – 1.8%
DT Midstream, Inc., 4.375%, 6-15-31(A)	285	292
MEG Energy Corp., 7.125%, 2-1-27(A)	44	47

Pacific Gas and Electric Co., 5.250%, 7-1-30	300	304
		643
Total Utilities - 4.7%		1,686

TOTAL CORPORATE DEBT SECURITIES – 97.9%		$35,119
(Cost: $34,035)

SHORT-TERM SECURITIES	Shares
Money Market Funds(C) - 2.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	843	843

TOTAL SHORT-TERM SECURITIES – 2.3%		$843
(Cost: $843)

TOTAL INVESTMENT SECURITIES – 100.2%		$35,962
(Cost: $34,878)

LIABILITIES, NET OF CASH AND OTHER ASSETS(D) – (0.2)%		(83)

NET ASSETS – 100.0%		$35,879

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the total value of these securities amounted to $28,071 or 78.2% of net assets.

(B)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2021.

(C)	Rate shown is the annualized 7-day yield at June 30, 2021.

(D)	Cash of $248 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2021 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	Short	94	9-30-21	9,400	$(12,455)	$(42)
U.S. 2-Year Treasury Note	Short	47	9-30-21	9,400	(10,355)	16
U.S. 5-Year Treasury Note	Short	80	9-30-21	8,000	(9,874)	32
					$(32,684)	$6

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$35,119	$—
Short-Term Securities	843	—	—
Total	$843	$35,119	$—
Futures Contracts	$48	$—	$—

Liabilities
Futures Contracts	$42	$—	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$34,878

Gross unrealized appreciation	1,442

Gross unrealized depreciation	(358)

Net unrealized appreciation	$1,084